Organization and Description of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Uni-Fuels Holdings Limited (“Uni-Fuels Holdings”) (“the Company”) is a company incorporated in the Cayman Islands with limited liability on March 8, 2024. Uni-Fuels Holdings is a parent holding company with no operations.

Uni-Fuels Holdings together with its subsidiaries (collectively, “the Group”) operating across Singapore, Seoul, Shanghai, Dubai and Limassol with ship bunkering as its primary business activity. The Group is a global provider of marine fuel solutions to shipping companies, integrating supply logistics and tailored solutions, to help its customers optimize their marine fuel procurement covering all markets across all time zones. The Group primarily generates sales income by selling marine fuels to its customers and receives brokerage commissions by referring shipping companies to its customers through its key operating subsidiaries in Singapore and Dubai.

The consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Uni-Fuels Group Inc (“Uni-Fuels Group”)	February 5, 2024	Cayman Islands	100%	Investment holding company
Uni-Fuels Pte. Ltd. (“Uni-Fuels”)	October 12, 2021	Singapore	100%	Ship bunkering as marine fuels supplier and broker
Uni-Fuels Pte. Ltd. Seoul Branch Office	March 21, 2024	South Korea	Not applicable	Ship bunkering and service provider of marine fuels solutions
Uni-Fuels (Shanghai) Co., Ltd.	February 11, 2025	China	100%	Sales of petroleum products
Uni-Fuels Middle East FZCO	February 14, 2025	UAE	100%	Fuel supply services
Uni-Fuels Ltd	June 11, 2025	Cyprus	100%	Service provider of marine fuels solutions

Reorganization

The Reorganization was completed on April 18, 2024 through a series of planned transactions. As a result of the Reorganization, the Company has become the holding company for all previously mentioned entities. The primary objective of the Reorganization was to transfer 100% ownership of Uni-Fuels to the Company, enabling the Company to serve as the issuer for its planned initial public offering in the United States.

Immediately before the Reorganization, Uni-Fuels was wholly owned and controlled by Koh Kuan Hua and functioned as the operational entity for all the Group’s business activities. The Company and Uni-Fuels Group were established on March 8, 2024, and February 5, 2024, respectively, by a registered agent in the Cayman Islands, with the sole purpose of acting as holding company for the Group. On March 14, 2024, 100% ownership of Uni-Fuels Holdings, which at the time also held 100% ownership interest in Uni-Fuels Group, was transferred from the registered agent to Koh Kuan Hua. Both the Company and Uni-Fuels Group had not engaged in any business activities before the transfer. On April 18, 2024, Koh Kuan Hua transferred 100% ownership interest in Uni-Fuels to the Company, thereby completing the Reorganization.

Immediately before and after the Reorganization, the Company, Uni-Fuels Group, and Uni-Fuels remained under the complete ownership and control of Koh Kuan Hua. Consequently, the Reorganization is classified as a common control transaction under ASC 805-50.

On January 15, 2025, the Company consummated its initial public offering (“IPO”) of 2,100,000 Class A Ordinary Shares at an offering price of $4 per share, generating gross proceeds of $8,400,000 with net proceeds of approximately $7,390,000, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company. The Class A Ordinary Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “UFG”. On February 4, 2025, the underwriter exercised the over-allotment option in full to purchase 315,000 additional Class A Ordinary Shares from the Company at the public offering price of $4 per share, generating additional gross proceeds   of $1,260,000 with net proceeds of approximately $1,170,000, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company.

Following this, the consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in these consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.